December 12, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959) – Request for Selective Review

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) (formerly known as 1290 DoubleLine Dynamic Allocation Fund). The filing is not intended to affect the Prospectus or Statement of Additional Information (“SAI”) of any other registered series (or class of such series) of the Trust.

The Post-Effective Amendment is being filed primarily to reflect the termination of the former sub-adviser, DoubleLine Capital LP and DoubleLine Equity LP (collectively, “DoubleLine”), and the appointment of a new sub-adviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), to 1290 Loomis Sayles Multi-Asset Income Fund and, in connection with the sub-advisory change, a restructuring of the Fund involving (i) changes to the Fund’s investment objective, principal investment strategy and related principal risks, performance benchmark, and name, and (ii) changes to the Fund’s fee and expense structure. The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI is based on and does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 41 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class T, Class I and Class R shares (as applicable) of 1290 Diversified Bond Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

December 12, 2022

GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund and 1290 SmartBeta Equity Fund (Accession No. 0001193125-18-354161) (December 20, 2018).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 48 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on February 24, 2022. The SAI in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 50 to the Trust’s Registration Statement, which was filed with the SEC on July 8, 2022.

The Post-Effective Amendment is scheduled to become effective on February 10, 2023, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by January 26, 2023. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:    Maureen Kane, Esq.

Nadia Persaud, Esq.

Equitable Investment Management Group LLC

Fatima Sulaiman, Esq.

K&L Gates LLP